DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2022.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (10.0%)
	Activision Blizzard, Inc.	236,920	$18,719,049
*	Alphabet, Inc., Class A	91,443	247,451,159
*	Alphabet, Inc., Class C	84,999	230,684,736
	AT&T, Inc.	2,170,794	55,355,247
*	Charter Communications, Inc., Class A	37,632	22,328,571
	Comcast Corp., Class A	1,386,037	69,287,990
#*	Discovery, Inc., Class A	50,368	1,405,771
*	Discovery, Inc., Class C	93,156	2,547,817
*	DISH Network Corp., Class A	74,436	2,337,290
	Electronic Arts, Inc.	85,891	11,394,300
*	Facebook, Inc., Class A	719,325	225,335,749
	Fox Corp., Class A	98,470	3,998,867
	Fox Corp., Class B	44,121	1,640,419
	Interpublic Group of Cos., Inc.	119,850	4,259,469
*	Live Nation Entertainment, Inc.	41,260	4,518,383
	Lumen Technologies, Inc.	281,463	3,478,883
*	Match Group, Inc.	86,465	9,744,606
*	Netflix, Inc.	134,653	57,515,682
	News Corp., Class A	121,585	2,704,050
	News Corp., Class B	36,351	808,446
	Omnicom Group, Inc.	63,959	4,819,950
*	Take-Two Interactive Software, Inc.	34,915	5,703,016
*	T-Mobile U.S., Inc.	178,558	19,314,619
*	Twitter, Inc.	242,971	9,113,842
	Verizon Communications, Inc.	1,258,569	66,993,628
	ViacomCBS, Inc., Class B	184,459	6,170,154
*	Walt Disney Co.	552,389	78,975,055
TOTAL COMMUNICATION SERVICES			1,166,606,748
CONSUMER DISCRETIONARY — (11.9%)
	Advance Auto Parts, Inc.	19,243	4,454,947
*	Amazon.com, Inc.	132,584	396,621,058
*	Aptiv PLC	82,365	11,249,412
*	AutoZone, Inc.	6,352	12,617,295
	Bath & Body Works, Inc.	80,611	4,519,859
	Best Buy Co., Inc.	67,614	6,712,718
*	Booking Holdings, Inc.	12,465	30,615,660
	BorgWarner, Inc.	72,250	3,168,162
*	Caesars Entertainment, Inc.	64,985	4,947,958
*	CarMax, Inc.	49,611	5,515,255
#*	Carnival Corp.	243,139	4,816,584
*	Chipotle Mexican Grill, Inc.	8,556	12,710,622
	Darden Restaurants, Inc.	39,680	5,550,042
	Dollar General Corp.	70,790	14,758,299
*	Dollar Tree, Inc.	68,697	9,014,420
	Domino's Pizza, Inc.	11,033	5,016,153
	DR Horton, Inc.	99,245	8,854,639
	eBay, Inc.	189,558	11,386,749
*	Etsy, Inc.	38,540	6,053,863
*	Expedia Group, Inc.	44,334	8,125,979
	Ford Motor Co.	1,194,857	24,255,597
	Gap, Inc.	67,010	1,210,871
	Garmin Ltd.	46,261	5,755,794

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	General Motors Co.	442,029	$23,308,189
	Genuine Parts Co.	43,606	5,809,627
	Hasbro, Inc.	39,190	3,624,291
*	Hilton Worldwide Holdings, Inc.	84,855	12,313,309
	Home Depot, Inc.	320,819	117,734,157
*	Las Vegas Sands Corp.	103,643	4,539,563
	Lennar Corp., Class A	82,717	7,949,931
	LKQ Corp.	82,120	4,507,567
	Lowe's Cos., Inc.	210,493	49,960,514
*	Marriott International, Inc., Class A	83,291	13,419,846
	McDonald's Corp.	227,155	58,935,365
	MGM Resorts International	118,888	5,078,895
*	Mohawk Industries, Inc.	16,476	2,601,066
	Newell Brands, Inc.	116,900	2,713,249
	NIKE, Inc., Class B	388,440	57,516,311
*	Norwegian Cruise Line Holdings Ltd.	111,262	2,317,587
*	NVR, Inc.	1,000	5,327,220
*	O'Reilly Automotive, Inc.	20,425	13,311,994
#*	Penn National Gaming, Inc.	50,367	2,297,239
	Pool Corp.	12,210	5,815,012
	PulteGroup, Inc.	77,167	4,065,929
	PVH Corp.	22,011	2,091,265
	Ralph Lauren Corp.	14,711	1,630,567
	Ross Stores, Inc.	107,710	10,528,652
#*	Royal Caribbean Cruises Ltd.	68,244	5,310,066
	Starbucks Corp.	358,437	35,241,526
	Tapestry, Inc.	84,907	3,222,221
	Target Corp.	148,181	32,663,538
*	Tesla, Inc.	247,282	231,633,995
	TJX Cos., Inc.	366,034	26,343,467
	Tractor Supply Co.	34,814	7,600,244
*	Ulta Beauty, Inc.	16,394	5,963,154
*	Under Armour, Inc., Class A	58,938	1,109,803
*	Under Armour, Inc., Class C	64,300	1,028,157
	VF Corp.	99,227	6,470,593
	Whirlpool Corp.	18,553	3,899,655
#*	Wynn Resorts Ltd.	31,860	2,722,437
	Yum! Brands, Inc.	89,270	11,173,926
TOTAL CONSUMER DISCRETIONARY			1,389,712,063
CONSUMER STAPLES — (6.1%)
	Altria Group, Inc.	559,376	28,461,051
	Archer-Daniels-Midland Co.	170,316	12,773,700
	Brown-Forman Corp., Class B	55,078	3,713,910
	Campbell Soup Co.	61,165	2,698,600
	Church & Dwight Co., Inc.	73,782	7,573,722
	Clorox Co.	37,394	6,276,957
	Coca-Cola Co.	1,181,755	72,098,873
	Colgate-Palmolive Co.	256,771	21,170,769
	Conagra Brands, Inc.	145,362	5,052,783
	Constellation Brands, Inc., Class A	49,762	11,830,915
	Costco Wholesale Corp.	134,310	67,844,010
	Estee Lauder Cos., Inc., Class A	70,588	22,008,632
	General Mills, Inc.	184,600	12,678,328
	Hershey Co.	44,279	8,726,063
#	Hormel Foods Corp.	85,827	4,074,208
	J M Smucker Co.	32,983	4,636,750
	Kellogg Co.	77,843	4,904,109
	Kimberly-Clark Corp.	102,538	14,114,356

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co.	216,165	$7,738,707
	Kroger Co.	204,927	8,932,768
	Lamb Weston Holdings, Inc.	44,121	2,833,009
	McCormick & Co., Inc.	75,875	7,611,021
	Molson Coors Beverage Co., Class B	57,005	2,716,858
	Mondelez International, Inc., Class A	424,058	28,424,608
*	Monster Beverage Corp.	114,335	9,915,131
	PepsiCo, Inc.	420,313	72,932,712
	Philip Morris International, Inc.	473,260	48,674,791
	Procter & Gamble Co.	735,640	118,033,438
	Sysco Corp.	155,845	12,179,287
	Tyson Foods, Inc., Class A	89,766	8,158,832
	Walgreens Boots Alliance, Inc.	218,599	10,877,486
	Walmart, Inc.	432,315	60,441,960
TOTAL CONSUMER STAPLES			710,108,344
ENERGY — (3.4%)
	APA Corp.	110,325	3,663,893
	Baker Hughes Co.	266,973	7,325,739
	Cabot Oil & Gas Corp.	246,242	5,392,700
	Chevron Corp.	585,998	76,959,117
	ConocoPhillips	401,471	35,578,360
	Devon Energy Corp.	191,704	9,694,471
	Diamondback Energy, Inc.	51,820	6,537,611
	EOG Resources, Inc.	177,809	19,822,147
	Exxon Mobil Corp.	1,286,963	97,757,709
	Halliburton Co.	271,200	8,336,688
	Hess Corp.	83,918	7,744,792
	Kinder Morgan, Inc.	593,497	10,303,108
	Marathon Oil Corp.	239,338	4,659,911
	Marathon Petroleum Corp.	186,634	13,390,990
	Occidental Petroleum Corp.	270,089	10,174,253
	ONEOK, Inc.	135,695	8,233,973
	Phillips 66	133,359	11,307,510
	Pioneer Natural Resources Co.	69,081	15,121,140
	Schlumberger NV	425,825	16,636,983
	Valero Energy Corp.	124,479	10,328,023
	Williams Cos., Inc.	369,932	11,075,764
TOTAL ENERGY			390,044,882
FINANCIALS — (11.3%)
	Aflac, Inc.	184,276	11,576,218
	Allstate Corp.	87,562	10,566,107
	American Express Co.	191,017	34,348,677
	American International Group, Inc.	251,905	14,547,514
	Ameriprise Financial, Inc.	33,852	10,301,502
	Aon PLC, Class A	66,927	18,501,300
	Arthur J Gallagher & Co.	62,964	9,944,534
	Assurant, Inc.	17,088	2,606,091
	Bank of America Corp.	2,189,335	101,015,917
	Bank of New York Mellon Corp.	230,390	13,652,911
*	Berkshire Hathaway, Inc., Class B	556,720	174,264,494
	BlackRock, Inc.	43,383	35,701,606
	Brown & Brown, Inc.	70,943	4,702,102
	Capital One Financial Corp.	129,335	18,977,325
	Cboe Global Markets, Inc.	32,078	3,802,205
	Charles Schwab Corp.	456,906	40,070,656
	Chubb Ltd.	131,047	25,852,952

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	45,581	$5,370,809
	Citigroup, Inc.	602,864	39,258,504
	Citizens Financial Group, Inc.	129,734	6,677,409
	CME Group, Inc.	109,349	25,095,595
	Comerica, Inc.	39,629	3,676,779
	Discover Financial Services	89,517	10,361,593
	Everest Re Group Ltd.	12,003	3,401,650
	FactSet Research Systems, Inc.	11,497	4,850,469
	Fifth Third Bancorp	208,012	9,283,576
	First Republic Bank	54,753	9,504,573
	Franklin Resources, Inc.	84,880	2,713,614
	Globe Life, Inc.	27,840	2,848,032
	Goldman Sachs Group, Inc.	103,127	36,577,084
	Hartford Financial Services Group, Inc.	103,957	7,471,390
	Huntington Bancshares, Inc.	441,805	6,653,583
	Intercontinental Exchange, Inc.	171,474	21,718,897
	Invesco Ltd.	103,721	2,350,318
	JPMorgan Chase & Co.	898,372	133,498,079
	KeyCorp	284,381	7,126,588
	Lincoln National Corp.	51,884	3,630,842
	Loews Corp.	60,191	3,590,995
	M&T Bank Corp.	39,180	6,636,308
	MarketAxess Holdings, Inc.	11,508	3,964,276
	Marsh & McLennan Cos., Inc.	153,682	23,611,702
	MetLife, Inc.	216,879	14,543,906
	Moody's Corp.	49,034	16,818,662
	Morgan Stanley	436,327	44,740,971
	MSCI, Inc.	25,102	13,457,684
	Nasdaq, Inc.	35,637	6,386,507
	Northern Trust Corp.	63,452	7,401,041
	People's United Financial, Inc.	133,214	2,581,687
	PNC Financial Services Group, Inc.	128,422	26,453,648
	Principal Financial Group, Inc.	74,633	5,452,687
	Progressive Corp.	178,167	19,359,626
	Prudential Financial, Inc.	114,566	12,782,129
	Raymond James Financial, Inc.	56,393	5,970,327
	Regions Financial Corp.	290,639	6,667,259
	S&P Global, Inc.	73,159	30,377,080
	Signature Bank	18,519	5,641,443
	State Street Corp.	111,326	10,520,307
*	SVB Financial Group	17,862	10,429,622
	Synchrony Financial	167,154	7,119,089
	T Rowe Price Group, Inc.	68,573	10,589,728
	Travelers Cos., Inc.	74,535	12,386,226
	Truist Financial Corp.	406,413	25,530,865
	U.S. Bancorp	410,763	23,902,299
	Wells Fargo & Co.	1,212,080	65,209,904
	Willis Towers Watson PLC	38,059	8,904,284
	WR Berkley Corp.	42,703	3,608,404
	Zions Bancorp NA	47,431	3,216,770
TOTAL FINANCIALS			1,310,356,931
HEALTH CARE — (13.0%)
	Abbott Laboratories	537,542	68,515,103
	AbbVie, Inc.	537,418	73,567,150
*	ABIOMED, Inc.	13,791	4,080,343
	Agilent Technologies, Inc.	91,676	12,772,300
*	Align Technology, Inc.	22,374	11,074,235
	AmerisourceBergen Corp.	45,552	6,204,182

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	171,160	$38,877,282
	Anthem, Inc.	73,721	32,510,224
	Baxter International, Inc.	152,240	13,007,386
	Becton Dickinson & Co.	87,435	22,220,731
*	Biogen, Inc.	44,867	10,139,942
*	Bio-Rad Laboratories, Inc., Class A	6,544	3,924,633
	Bio-Techne Corp.	12,059	4,539,128
*	Boston Scientific Corp.	433,655	18,603,799
	Bristol-Myers Squibb Co.	674,657	43,778,493
	Cardinal Health, Inc.	86,069	4,438,578
*	Catalent, Inc.	51,872	5,391,057
*	Centene Corp.	177,517	13,803,722
	Cerner Corp.	88,906	8,108,227
*	Charles River Laboratories International, Inc.	15,345	5,060,167
	Cigna Corp.	100,795	23,229,216
	Cooper Cos., Inc.	14,995	5,972,508
	CVS Health Corp.	401,174	42,729,043
	Danaher Corp.	193,330	55,251,781
*	DaVita, Inc.	20,270	2,196,660
	DENTSPLY SIRONA, Inc.	65,865	3,518,508
*	DexCom, Inc.	29,460	12,681,941
*	Edwards Lifesciences Corp.	189,924	20,739,701
	Eli Lilly & Co.	241,359	59,227,085
	Gilead Sciences, Inc.	381,766	26,219,689
	HCA Healthcare, Inc.	72,733	17,459,557
*	Henry Schein, Inc.	41,769	3,145,206
*	Hologic, Inc.	77,182	5,421,264
	Humana, Inc.	39,130	15,358,525
*	IDEXX Laboratories, Inc.	25,708	13,041,668
*	Illumina, Inc.	47,477	16,560,927
*	Incyte Corp.	56,471	4,197,489
*	Intuitive Surgical, Inc.	108,408	30,807,385
*	IQVIA Holdings, Inc.	57,932	14,187,547
	Johnson & Johnson	800,284	137,880,930
*	Laboratory Corp. of America Holdings	29,120	7,902,003
	McKesson Corp.	46,237	11,869,963
	Medtronic PLC	409,053	42,332,895
	Merck & Co., Inc.	767,862	62,565,396
*	Mettler-Toledo International, Inc.	6,980	10,279,306
*	Moderna, Inc.	107,347	18,177,067
	Organon & Co.	75,760	2,417,502
	PerkinElmer, Inc.	38,546	6,636,465
	Pfizer, Inc.	1,706,256	89,902,629
	Quest Diagnostics, Inc.	37,202	5,023,014
*	Regeneron Pharmaceuticals, Inc.	32,128	19,552,780
	ResMed, Inc.	44,318	10,131,095
	STERIS PLC	30,375	6,816,150
	Stryker Corp.	102,213	25,353,935
	Teleflex, Inc.	14,141	4,386,397
	Thermo Fisher Scientific, Inc.	119,787	69,632,183
	UnitedHealth Group, Inc.	286,313	135,302,934
	Universal Health Services, Inc., Class B	22,297	2,899,948
*	Vertex Pharmaceuticals, Inc.	77,220	18,768,321
	Viatris, Inc.	368,206	5,512,044
*	Waters Corp.	18,684	5,981,122
	West Pharmaceutical Services, Inc.	22,525	8,857,280
	Zimmer Biomet Holdings, Inc.	63,588	7,822,596
	Zoetis, Inc.	143,811	28,732,000
TOTAL HEALTH CARE			1,517,298,337

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (7.8%)
	3M Co.	174,976	$29,049,516
*	Alaska Air Group, Inc.	38,946	2,131,904
	Allegion PLC	27,311	3,351,879
#*	American Airlines Group, Inc.	195,788	3,224,628
	AMETEK, Inc.	70,398	9,628,334
	AO Smith Corp.	40,064	3,061,691
*	Boeing Co.	167,772	33,594,665
	Carrier Global Corp.	264,198	12,596,961
	Caterpillar, Inc.	164,279	33,112,075
	CH Robinson Worldwide, Inc.	39,151	4,097,152
	Cintas Corp.	26,606	10,417,047
*	Copart, Inc.	64,854	8,382,380
	CSX Corp.	674,798	23,091,588
	Cummins, Inc.	43,284	9,560,570
	Deere & Co.	85,852	32,314,693
*	Delta Air Lines, Inc.	194,842	7,733,279
	Dover Corp.	43,833	7,447,665
	Eaton Corp. PLC	121,380	19,230,233
	Emerson Electric Co.	182,009	16,735,728
	Equifax, Inc.	37,097	8,894,377
	Expeditors International of Washington, Inc.	51,729	5,921,936
	Fastenal Co.	174,997	9,918,830
	FedEx Corp.	74,470	18,309,194
	Fortive Corp.	109,123	7,697,536
	Fortune Brands Home & Security, Inc.	40,984	3,859,463
*	Generac Holdings, Inc.	19,219	5,427,061
	General Dynamics Corp.	70,645	14,983,805
	General Electric Co.	333,337	31,493,680
	Honeywell International, Inc.	209,246	42,786,622
	Howmet Aerospace, Inc.	117,536	3,654,194
	Huntington Ingalls Industries, Inc.	12,430	2,326,896
	IDEX Corp.	23,140	4,985,282
	IHS Markit Ltd.	122,118	14,262,161
	Illinois Tool Works, Inc.	86,865	20,319,461
	Ingersoll Rand, Inc.	123,315	6,931,536
	Jacobs Engineering Group, Inc.	39,678	5,165,282
	JB Hunt Transport Services, Inc.	25,624	4,933,645
	Johnson Controls International PLC	215,629	15,669,759
	L3Harris Technologies, Inc.	59,489	12,450,453
	Leidos Holdings, Inc.	42,545	3,805,650
	Lockheed Martin Corp.	74,492	28,987,072
	Masco Corp.	73,831	4,675,717
	Nielsen Holdings PLC	110,317	2,080,579
	Norfolk Southern Corp.	73,991	20,124,812
	Northrop Grumman Corp.	45,266	16,743,893
	Old Dominion Freight Line, Inc.	28,282	8,539,184
	Otis Worldwide Corp.	128,729	10,997,319
	PACCAR, Inc.	105,708	9,829,787
	Parker-Hannifin Corp.	39,295	12,181,843
	Pentair PLC	50,241	3,200,352
	Quanta Services, Inc.	43,525	4,470,888
	Raytheon Technologies Corp.	454,856	41,023,463
	Republic Services, Inc.	63,978	8,167,432
	Robert Half International, Inc.	33,925	3,842,346
	Rockwell Automation, Inc.	35,328	10,217,564
	Rollins, Inc.	68,402	2,110,202
	Roper Technologies, Inc.	32,102	14,033,710
	Snap-on, Inc.	16,234	3,380,731
*	Southwest Airlines Co.	180,145	8,063,290

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	49,619	$8,665,958
	Textron, Inc.	66,906	4,553,622
	Trane Technologies PLC	72,347	12,523,266
*	TransDigm Group, Inc.	15,942	9,823,301
	Union Pacific Corp.	195,428	47,791,917
*	United Airlines Holdings, Inc.	98,534	4,225,138
	United Parcel Service, Inc., Class B	221,640	44,817,824
*	United Rentals, Inc.	22,041	7,055,765
	Verisk Analytics, Inc.	49,128	9,635,475
	Waste Management, Inc.	116,703	17,556,799
	Westinghouse Air Brake Technologies Corp.	56,471	5,020,272
	WW Grainger, Inc.	13,122	6,496,833
	Xylem, Inc.	54,856	5,760,977
TOTAL INDUSTRIALS			909,156,142
INFORMATION TECHNOLOGY — (28.6%)
	Accenture PLC, Class A	192,013	67,891,957
*	Adobe, Inc.	144,639	77,280,618
*	Advanced Micro Devices, Inc.	367,073	41,938,090
*	Akamai Technologies, Inc.	49,579	5,679,274
	Amphenol Corp., Class A	182,136	14,496,204
	Analog Devices, Inc.	163,089	26,741,703
*	ANSYS, Inc.	26,567	9,033,046
	Apple, Inc.	4,738,015	828,110,087
	Applied Materials, Inc.	274,355	37,910,374
*	Arista Networks, Inc.	68,208	8,478,936
*	Autodesk, Inc.	66,990	16,733,432
	Automatic Data Processing, Inc.	127,919	26,373,060
	Broadcom, Inc.	125,127	73,309,407
	Broadridge Financial Solutions, Inc.	35,371	5,631,771
*	Cadence Design Systems, Inc.	84,294	12,824,489
	CDW Corp.	41,332	7,813,815
*	Ceridian HCM Holding, Inc.	41,805	3,169,655
	Cisco Systems, Inc.	1,282,117	71,375,453
	Citrix Systems, Inc.	38,319	3,906,239
	Cognizant Technology Solutions Corp., Class A	160,034	13,670,104
	Corning, Inc.	234,033	9,838,747
*	DXC Technology Co.	76,372	2,297,270
*	Enphase Energy, Inc.	40,990	5,757,865
*	EPAM Systems, Inc.	17,249	8,212,939
*	F5, Inc.	18,330	3,805,675
	Fidelity National Information Services, Inc.	185,109	22,198,271
*	Fiserv, Inc.	180,525	19,081,493
*	FleetCor Technologies, Inc.	24,688	5,882,163
*	Fortinet, Inc.	41,305	12,277,498
*	Gartner, Inc.	25,119	7,382,223
	Global Payments, Inc.	87,932	13,179,248
	Hewlett Packard Enterprise Co.	397,630	6,493,298
	HP, Inc.	349,254	12,828,099
	Intel Corp.	1,236,328	60,357,533
	International Business Machines Corp.	272,403	36,384,869
	Intuit, Inc.	86,080	47,794,198
*	IPG Photonics Corp.	11,050	1,706,894
	Jack Henry & Associates, Inc.	22,618	3,795,527
	Juniper Networks, Inc.	99,003	3,447,284
*	Keysight Technologies, Inc.	56,093	9,469,620
	KLA Corp.	45,993	17,903,695
	Lam Research Corp.	42,865	25,286,921
	Mastercard, Inc., Class A	263,709	101,891,883

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	168,127	$13,026,480
	Micron Technology, Inc.	340,487	28,011,866
	Microsoft Corp.	2,282,352	709,765,825
	Monolithic Power Systems, Inc.	13,143	5,295,709
	Motorola Solutions, Inc.	51,137	11,860,716
	NetApp, Inc.	68,208	5,900,674
	NortonLifeLock, Inc.	176,987	4,603,432
	NVIDIA Corp.	759,975	186,087,479
	NXP Semiconductors NV	80,725	16,584,144
	Oracle Corp.	490,147	39,780,331
	Paychex, Inc.	97,580	11,491,021
*	Paycom Software, Inc.	14,637	4,907,786
*	PayPal Holdings, Inc.	357,167	61,411,294
*	PTC, Inc.	32,167	3,739,735
*	Qorvo, Inc.	33,841	4,645,692
	QUALCOMM, Inc.	340,469	59,840,831
*	salesforce.com, Inc.	297,606	69,232,084
	Seagate Technology Holdings PLC	62,562	6,703,518
*	ServiceNow, Inc.	60,430	35,398,685
	Skyworks Solutions, Inc.	50,284	7,367,612
*	SolarEdge Technologies, Inc.	16,042	3,821,525
*	Synopsys, Inc.	46,456	14,424,588
	TE Connectivity Ltd.	99,249	14,193,600
*	Teledyne Technologies, Inc.	14,191	5,980,513
	Teradyne, Inc.	49,599	5,824,411
	Texas Instruments, Inc.	280,743	50,390,561
*	Trimble, Inc.	76,614	5,528,466
*	Tyler Technologies, Inc.	12,436	5,892,177
*	VeriSign, Inc.	29,173	6,335,792
#	Visa, Inc., Class A	509,791	115,299,430
*	Western Digital Corp.	95,182	4,924,717
	Xilinx, Inc.	75,850	14,680,768
*	Zebra Technologies Corp., Class A	16,260	8,278,291
TOTAL INFORMATION TECHNOLOGY			3,330,870,680
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	67,402	19,015,452
	Albemarle Corp.	35,609	7,860,331
	Amcor PLC	469,447	5,638,058
	Avery Dennison Corp.	25,236	5,183,979
	Ball Corp.	98,408	9,555,417
	Celanese Corp.	33,131	5,158,828
	CF Industries Holdings, Inc.	65,494	4,510,572
	Corteva, Inc.	221,429	10,646,306
	Dow, Inc.	225,241	13,453,645
	DuPont de Nemours, Inc.	157,990	12,102,034
	Eastman Chemical Co.	40,524	4,819,519
	Ecolab, Inc.	75,793	14,358,984
	FMC Corp.	38,275	4,224,412
	Freeport-McMoRan, Inc.	447,214	16,645,305
	International Flavors & Fragrances, Inc.	77,032	10,162,061
	International Paper Co.	116,926	5,641,680
	Linde PLC	155,812	49,654,168
	LyondellBasell Industries NV, Class A	79,425	7,682,780
	Martin Marietta Materials, Inc.	18,993	7,390,556
	Mosaic Co.	112,783	4,505,681
	Newmont Corp.	241,752	14,787,970
	Nucor Corp.	87,294	8,851,612
	Packaging Corp. of America	28,923	4,356,672

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	72,271	$11,288,730
	Sealed Air Corp.	44,503	3,022,644
	Sherwin-Williams Co.	73,473	21,050,749
	Vulcan Materials Co.	40,398	7,688,143
	WestRock Co.	81,298	3,752,716
TOTAL MATERIALS			293,009,004
REAL ESTATE — (2.7%)
	Alexandria Real Estate Equities, Inc.	43,072	8,392,148
	American Tower Corp.	138,333	34,790,749
	AvalonBay Communities, Inc.	42,511	10,382,462
	Boston Properties, Inc.	43,241	4,846,451
*	CBRE Group, Inc., Class A	102,225	10,359,482
	Crown Castle International Corp.	131,614	24,020,871
	Digital Realty Trust, Inc.	86,036	12,839,152
	Duke Realty Corp.	115,064	6,648,398
	Equinix, Inc.	27,383	19,849,937
	Equity Residential	103,754	9,206,092
	Essex Property Trust, Inc.	19,802	6,584,165
	Extra Space Storage, Inc.	40,742	8,074,657
	Federal Realty Investment Trust	21,640	2,758,884
	Healthpeak Properties, Inc.	164,105	5,804,394
*	Host Hotels & Resorts, Inc.	216,555	3,755,064
#	Iron Mountain, Inc.	87,831	4,033,200
	Kimco Realty Corp.	186,803	4,531,841
	Mid-America Apartment Communities, Inc.	34,890	7,211,065
	Prologis, Inc.	224,576	35,218,008
	Public Storage	46,427	16,645,472
	Realty Income Corp.	171,321	11,891,391
	Regency Centers Corp.	46,551	3,340,034
	SBA Communications Corp.	33,099	10,771,739
	Simon Property Group, Inc.	100,056	14,728,243
	UDR, Inc.	88,771	5,045,744
	Ventas, Inc.	121,924	6,464,410
	Vornado Realty Trust	47,507	1,948,262
	Welltower, Inc.	131,786	11,416,621
	Weyerhaeuser Co.	228,295	9,229,967
TOTAL REAL ESTATE			310,788,903
UTILITIES — (2.5%)
	AES Corp.	202,894	4,500,189
	Alliant Energy Corp.	76,199	4,561,272
	Ameren Corp.	78,296	6,947,987
	American Electric Power Co., Inc.	152,722	13,806,069
	American Water Works Co., Inc.	55,262	8,886,129
	Atmos Energy Corp.	39,867	4,274,540
	CenterPoint Energy, Inc.	192,080	5,447,389
	CMS Energy Corp.	88,194	5,677,930
	Consolidated Edison, Inc.	107,598	9,301,847
	Dominion Energy, Inc.	246,169	19,855,991
	DTE Energy Co.	58,994	7,104,647
	Duke Energy Corp.	234,252	24,610,515
	Edison International	115,613	7,259,340
	Entergy Corp.	61,187	6,838,871
	Evergy, Inc.	69,309	4,502,313
	Eversource Energy	104,633	9,363,607
	Exelon Corp.	297,840	17,259,828
	FirstEnergy Corp.	165,697	6,952,646

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	596,470	$46,596,236
NiSource, Inc.	119,481	3,486,455
NRG Energy, Inc.	74,530	2,975,983
Pinnacle West Capital Corp.	34,860	2,426,605
PPL Corp.	229,298	6,805,565
Public Service Enterprise Group, Inc.	153,939	10,241,562
Sempra Energy	97,229	13,433,159
Southern Co.	322,414	22,404,549
WEC Energy Group, Inc.	96,044	9,320,110
Xcel Energy, Inc.	163,944	11,420,339
TOTAL UTILITIES		296,261,673
TOTAL COMMON STOCKS Cost ($2,975,256,572)		11,624,213,707

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	15,459,027	15,459,027
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	603,064	6,976,850
TOTAL INVESTMENTS — (100.0%)
(Cost $2,997,691,331)^^			$11,646,649,584
As of January 31, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	102	03/18/22	$22,893,289	$22,971,675	$78,386
Total Futures Contracts			$22,893,289	$22,971,675	$78,386
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,166,606,748	—	—	$1,166,606,748
Consumer Discretionary	1,389,712,063	—	—	1,389,712,063
Consumer Staples	710,108,344	—	—	710,108,344
Energy	390,044,882	—	—	390,044,882
Financials	1,310,356,931	—	—	1,310,356,931
Health Care	1,517,298,337	—	—	1,517,298,337
Industrials	909,156,142	—	—	909,156,142
Information Technology	3,330,870,680	—	—	3,330,870,680
Materials	293,009,004	—	—	293,009,004
Real Estate	310,788,903	—	—	310,788,903
Utilities	296,261,673	—	—	296,261,673
Temporary Cash Investments	15,459,027	—	—	15,459,027

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$6,976,850	—	$6,976,850
Futures Contracts**	$78,386	—	—	78,386
TOTAL	$11,639,751,120	$6,976,850	—	$11,646,727,970
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,118,564,559
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,118,564,559
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,492,173,400
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,492,173,400
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,395,295,918
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,395,295,918
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (12.0%)
	Activision Blizzard, Inc.	496,359	$39,217,325
*	AMC Networks, Inc., Class A	6,800	289,884
	AT&T, Inc.	6,234,445	158,978,347
	ATN International, Inc.	684	27,141
*	Cars.com, Inc.	39,542	616,064
#*	Charter Communications, Inc., Class A	339,394	201,376,036
	Comcast Corp., Class A	5,581,653	279,026,833
*	Consolidated Communications Holdings, Inc.	10,700	76,933
*	Discovery, Inc., Class C	136,284	3,727,367
*	DISH Network Corp., Class A	83,975	2,636,815
*	EchoStar Corp., Class A	23,551	557,923
	Entravision Communications Corp., Class A	38,094	230,850
	EW Scripps Co., Class A	81,265	1,665,933
	Fox Corp., Class A	211,170	8,575,614
	Fox Corp., Class B	104,154	3,872,446
*	Gannett Co., Inc.	53,152	258,319
	Gray Television, Inc.	54,374	1,133,698
*	Hemisphere Media Group, Inc.	18,877	122,512
*	IMAX Corp.	8,726	150,524
	Interpublic Group of Cos., Inc.	30,820	1,095,343
*	Iridium Communications, Inc.	51,500	1,847,820
	John Wiley & Sons, Inc., Class A	23,898	1,212,824
*	Liberty Broadband Corp., Class A	24,095	3,526,303
*»	Liberty Broadband Corp., Class B	2,882	411,045
*	Liberty Broadband Corp., Class C	139,025	20,632,700
*	Liberty Latin America Ltd., Class A	4,700	51,418
*	Liberty Latin America Ltd., Class C	4,641	50,169
#*	Liberty Media Corp.-Liberty Braves, Class A	7,213	202,325
*»	Liberty Media Corp.-Liberty Braves, Class B	762	20,955
*	Liberty Media Corp.-Liberty Braves, Class C	1,237	33,399
#*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	933,956
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,674,754
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,457,714
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,198	197,810
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,679,403
*	Lions Gate Entertainment Corp., Class B	1	15
*	Loyalty Ventures, Inc.	1,985	58,180
#	Lumen Technologies, Inc.	539,862	6,672,694
#*	Madison Square Garden Entertainment Corp.	14,935	1,057,846
#*	Marcus Corp.	7,499	126,358
*	Match Group, Inc.	49,723	5,603,782
	News Corp., Class A	402,247	8,945,973
	News Corp., Class B	99,903	2,221,843
	Nexstar Media Group, Inc., Class A	51,781	8,563,542
*	Reading International, Inc., Class A	8,800	39,160
	Saga Communications, Inc., Class A	8,693	192,811
	Scholastic Corp.	21,511	882,381
	Spok Holdings, Inc.	9,322	92,101
	TEGNA, Inc.	184,139	3,564,931
	Telephone & Data Systems, Inc.	90,571	1,793,306
*	T-Mobile U.S., Inc.	282,437	30,551,210
*	TripAdvisor, Inc.	2,048	55,603
*	U.S. Cellular Corp.	12,191	373,288

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	1,637,925	$87,186,748
#	ViacomCBS, Inc., Class A	14,300	523,094
	ViacomCBS, Inc., Class B	3,600	120,420
*	Walt Disney Co.	589,605	84,295,827
*	Zynga, Inc., Class A	640,800	5,812,056
TOTAL COMMUNICATION SERVICES			998,301,671
CONSUMER DISCRETIONARY — (6.8%)
*	1-800-Flowers.com, Inc., Class A	44,330	754,940
	Aaron's Co., Inc.	29,215	618,482
	Acushnet Holdings Corp.	2,067	96,529
*	Adtalem Global Education, Inc.	59,964	1,764,141
	Advance Auto Parts, Inc.	20,070	4,646,406
*	American Axle & Manufacturing Holdings, Inc.	91,765	746,967
#	American Eagle Outfitters, Inc.	173,750	3,966,712
*	American Outdoor Brands, Inc.	16,076	266,540
	Aramark	136,783	4,690,289
#*	Asbury Automotive Group, Inc.	6,182	995,117
	Autoliv, Inc.	53,413	5,290,023
*	AutoNation, Inc.	58,352	6,360,368
*	Barnes & Noble Education, Inc.	20,210	121,664
	Bassett Furniture Industries, Inc.	2,900	53,824
*	Beazer Homes USA, Inc.	4,326	78,906
	Best Buy Co., Inc.	15,363	1,525,239
#	Big 5 Sporting Goods Corp.	10,801	212,672
*	Biglari Holdings, Inc., Class B	8	948
*	BJ's Restaurants, Inc.	16,658	501,239
*	Boot Barn Holdings, Inc.	32,500	2,989,025
	BorgWarner, Inc.	203,984	8,944,698
	Brunswick Corp.	63,040	5,723,402
	Build-A-Bear Workshop, Inc.	25,874	461,592
	Caleres, Inc.	13,408	321,524
	Canterbury Park Holding Corp.	2,755	50,279
*	Capri Holdings Ltd.	129,788	7,796,365
*	Carnival Corp.	139,546	2,764,406
	Carriage Services, Inc.	20,916	1,052,493
	Carrols Restaurant Group, Inc.	35,900	88,673
*	Cavco Industries, Inc.	7,600	2,047,744
	Century Communities, Inc.	14,709	968,588
*	Chico's FAS, Inc.	32,500	153,075
*	Chuy's Holdings, Inc.	12,152	306,352
*	Citi Trends, Inc.	5,815	283,307
	Columbia Sportswear Co.	1,785	165,773
*	Conn's, Inc.	25,450	617,671
††	Contra Zagg, Inc.	30,497	2,745
	Culp, Inc.	10,036	90,826
	Dana, Inc.	112,665	2,440,324
*	Deckers Outdoor Corp.	9,229	2,955,403
*	Delta Apparel, Inc.	7,532	227,466
#	Dick's Sporting Goods, Inc.	83,076	9,586,970
	Dillard's, Inc., Class A	75,900	19,257,348
*	Dorman Products, Inc.	9,311	871,789
	DR Horton, Inc.	225,681	20,135,259
	Educational Development Corp.	3,358	24,379
*	El Pollo Loco Holdings, Inc.	4,415	58,896
	Escalade, Inc.	277	3,961
	Ethan Allen Interiors, Inc.	23,817	600,427
*	Fiesta Restaurant Group, Inc.	10,900	103,223
*	Flanigan's Enterprises, Inc.	865	24,601

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	2,068	$51,514
	Foot Locker, Inc.	102,986	4,601,414
	Ford Motor Co.	2,621,330	53,212,999
*	Fossil Group, Inc.	600	6,654
*	General Motors Co.	1,095,598	57,770,882
*	Genesco, Inc.	6,456	415,314
	Gentex Corp.	145,810	4,578,434
*	Gentherm, Inc.	37,081	3,240,509
*	G-III Apparel Group Ltd.	31,225	848,383
*	Goodyear Tire & Rubber Co.	317,648	6,584,843
	Graham Holdings Co., Class B	5,780	3,439,794
*	Green Brick Partners, Inc.	2,594	61,426
	Group 1 Automotive, Inc.	57,936	9,838,112
#	Guess?, Inc.	59,800	1,376,596
	Hamilton Beach Brands Holding Co., Class A	10,413	144,324
	Harley-Davidson, Inc.	3,372	116,570
#	Haverty Furniture Cos., Inc.	33,479	988,300
*	Helen of Troy Ltd.	61,653	12,905,822
	Hibbett, Inc.	20,800	1,282,320
	Hooker Furnishings Corp.	14,814	326,501
*	Hyatt Hotels Corp., Class A	14,601	1,337,598
#	International Game Technology PLC	7,100	190,067
	Johnson Outdoors, Inc., Class A	15,588	1,406,349
	KB Home	30,800	1,301,300
	Kohl's Corp.	144,069	8,602,360
*	Lakeland Industries, Inc.	9,887	207,825
	La-Z-Boy, Inc.	56,332	2,067,948
	LCI Industries	10,111	1,245,372
	Lear Corp.	51,273	8,578,998
	Lennar Corp., Class A	224,100	21,538,251
	Lennar Corp., Class B	12,506	1,009,609
	Lifetime Brands, Inc.	16,431	254,680
	Lithia Motors, Inc.	34,933	10,204,977
	LKQ Corp.	208,413	11,439,790
*	M/I Homes, Inc.	37,930	2,009,911
	Macy's, Inc.	62,400	1,597,440
*	MarineMax, Inc.	29,164	1,372,458
	Marriott Vacations Worldwide Corp.	11,331	1,839,928
††	Media General, Inc.	25,196	3,117
*	Meritage Homes Corp.	28,156	2,872,757
	MGM Resorts International	227,871	9,734,649
*	Modine Manufacturing Co.	14,650	134,047
*	Mohawk Industries, Inc.	98,740	15,588,084
*	Monarch Casino & Resort, Inc.	1,103	68,276
	Monro, Inc.	3,100	154,163
*	Motorcar Parts of America, Inc.	17,638	291,556
	Movado Group, Inc.	21,998	815,466
	Murphy USA, Inc.	34,678	6,819,775
	Newell Brands, Inc.	126,940	2,946,277
*	Norwegian Cruise Line Holdings Ltd.	80,215	1,670,878
*	ODP Corp.	54,901	2,428,271
	Oxford Industries, Inc.	11,400	939,246
	Patrick Industries, Inc.	13,200	850,080
	Penske Automotive Group, Inc.	43,845	4,455,967
*	Perdoceo Education Corp.	78,974	870,293
	PulteGroup, Inc.	275,833	14,533,641
	PVH Corp.	31,964	3,036,900
	Qurate Retail, Inc., Class A	620,725	4,363,697
	Ralph Lauren Corp.	13,658	1,513,853

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	RCI Hospitality Holdings, Inc.	12,026	$840,257
#*	Red Robin Gourmet Burgers, Inc.	17,849	263,273
	Rocky Brands, Inc.	8,729	373,427
#*	Royal Caribbean Cruises Ltd.	322,500	25,093,725
	Shoe Carnival, Inc.	65,300	2,230,648
*	Skechers USA, Inc., Class A	146,140	6,137,880
	Smith & Wesson Brands, Inc.	64,307	1,098,364
#	Sonic Automotive, Inc., Class A	22,800	1,163,028
*	Sportsman's Warehouse Holdings, Inc.	21,200	232,352
	Standard Motor Products, Inc.	37,342	1,787,561
	Steven Madden Ltd.	35,225	1,449,156
*	Stoneridge, Inc.	25,661	484,223
	Strategic Education, Inc.	123	7,338
*	Strattec Security Corp.	5,224	197,937
*	Stride, Inc.	3,100	108,717
	Superior Group of Cos., Inc.	17,956	366,841
	Target Corp.	259,962	57,303,424
#	Thor Industries, Inc.	38,190	3,612,392
	Tilly's, Inc., Class A	18,598	245,122
	Toll Brothers, Inc.	126,380	7,452,629
*	TopBuild Corp.	35,100	8,166,015
*	Unifi, Inc.	41,401	787,033
*	Universal Electronics, Inc.	15,506	550,308
*	Urban Outfitters, Inc.	31,400	901,808
	Whirlpool Corp.	50,924	10,703,716
	Winnebago Industries, Inc.	27,135	1,750,750
*	Zumiez, Inc.	2,800	125,860
TOTAL CONSUMER DISCRETIONARY			569,329,939
CONSUMER STAPLES — (6.4%)
	Alico, Inc.	960	34,531
	Andersons, Inc.	30,460	1,160,526
	Archer-Daniels-Midland Co.	750,362	56,277,150
	Bunge Ltd.	114,694	11,338,649
	Cal-Maine Foods, Inc.	1,523	59,397
	Casey's General Stores, Inc.	26,905	5,053,028
*	Central Garden & Pet Co.	25,184	1,168,286
*	Central Garden & Pet Co., Class A	48,121	2,085,083
	Conagra Brands, Inc.	144,700	5,029,772
	Constellation Brands, Inc., Class A	3,091	734,885
*	Coty, Inc., Class A	71,506	606,371
*	Darling Ingredients, Inc.	173,938	11,092,026
	Flowers Foods, Inc.	44,317	1,246,637
	Fresh Del Monte Produce, Inc.	39,437	1,097,532
#*	Hain Celestial Group, Inc.	87,292	3,188,777
	Ingles Markets, Inc., Class A	11,437	879,848
	Ingredion, Inc.	62,317	5,901,420
	J M Smucker Co.	108,204	15,211,318
	John B. Sanfilippo & Son, Inc.	10,428	824,855
	Kroger Co.	285,863	12,460,768
*	Landec Corp.	37,056	398,352
	Limoneira Co.	5,609	83,350
	Molson Coors Beverage Co., Class A	844	49,948
	Molson Coors Beverage Co., Class B	133,800	6,376,908
	Mondelez International, Inc., Class A	2,081,099	139,496,066
	Natural Grocers by Vitamin Cottage, Inc.	1,000	14,600
	Nature's Sunshine Products, Inc.	1,029	18,152
	Nu Skin Enterprises, Inc., Class A	3,097	149,244
	Oil-Dri Corp. of America	5,047	171,699

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Performance Food Group Co.	93,198	$3,932,024
*	Pilgrim's Pride Corp.	7,900	220,963
*	Post Holdings, Inc.	72,415	7,662,955
	PriceSmart, Inc.	4,262	304,349
	Sanderson Farms, Inc.	22,700	4,176,800
	Seaboard Corp.	1,781	6,803,402
*	Seneca Foods Corp., Class A	6,301	294,572
*»	Seneca Foods Corp., Class B	300	14,069
*	Simply Good Foods Co.	8,033	283,003
	SpartanNash Co.	33,983	834,962
	Spectrum Brands Holdings, Inc.	6,675	596,611
	Tyson Foods, Inc., Class A	405,030	36,813,177
*	U.S. Foods Holding Corp.	208,373	7,347,232
*	United Natural Foods, Inc.	2,700	104,706
	Universal Corp.	22,290	1,213,245
	Village Super Market, Inc., Class A	1,900	43,415
	Walgreens Boots Alliance, Inc.	505,106	25,134,075
	Walmart, Inc.	1,115,621	155,974,972
	Weis Markets, Inc.	11,602	698,904
TOTAL CONSUMER STAPLES			534,662,614
ENERGY — (7.5%)
	Adams Resources & Energy, Inc.	6,004	180,060
#	Arch Resources, Inc.	11,506	1,088,928
	Archrock, Inc.	69,200	584,048
*	Bristow Group, Inc.	3,352	110,113
	Chevron Corp.	823,749	108,182,956
	Civitas Resources, Inc.	6,200	337,900
#*	CNX Resources Corp.	154,203	2,286,830
	ConocoPhillips	1,439,649	127,581,694
*	CONSOL Energy, Inc.	3,800	82,612
*	Delek U.S. Holdings, Inc.	52,256	811,013
	Devon Energy Corp.	87,794	4,439,743
*	DMC Global, Inc.	372	15,006
	Dorian LPG Ltd.	7,304	86,845
*	Earthstone Energy, Inc., Class A	8,400	114,744
	Evolution Petroleum Corp.	17,727	101,930
*	Exterran Corp.	22,548	123,112
	Exxon Mobil Corp.	1,212,980	92,137,961
#*	Green Plains, Inc.	21,234	648,486
	Halliburton Co.	666,057	20,474,592
	Helmerich & Payne, Inc.	62,000	1,779,400
	Hess Corp.	146,488	13,519,378
#	HollyFrontier Corp.	39,410	1,385,656
	International Seaways, Inc.	12	175
	Kinder Morgan, Inc.	416,091	7,223,340
*	Kosmos Energy Ltd.	26,900	116,477
	Marathon Oil Corp.	467,019	9,092,860
	Marathon Petroleum Corp.	1,004,662	72,084,498
	Murphy Oil Corp.	28,000	884,800
*	Nabors Industries Ltd.	640	66,246
	NACCO Industries, Inc., Class A	6,832	208,376
#*	Natural Gas Services Group, Inc.	10,028	108,002
*	Newpark Resources, Inc.	73,721	261,710
*	NexTier Oilfield Solutions, Inc.	1,400	8,428
	Patterson-UTI Energy, Inc.	1,400	13,944
	PDC Energy, Inc.	21,789	1,291,434
	Phillips 66	723,574	61,351,839
	Pioneer Natural Resources Co.	122,117	26,730,190

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProPetro Holding Corp.	5,764	$60,580
*	REX American Resources Corp.	4,050	390,542
	Schlumberger NV	85,000	3,320,950
*	SEACOR Marine Holdings, Inc.	12,678	53,121
	SFL Corp. Ltd.	12,481	102,344
*	SilverBow Resources, Inc.	3,019	70,313
	SM Energy Co.	13,000	426,530
*	Southwestern Energy Co.	377,255	1,659,922
	Targa Resources Corp.	26,979	1,593,919
	Valero Energy Corp.	605,899	50,271,440
	Williams Cos., Inc.	352,897	10,565,736
	World Fuel Services Corp.	28,812	812,787
TOTAL ENERGY			624,843,510
FINANCIALS — (22.1%)
	1st Source Corp.	45,305	2,259,813
	Affiliated Managers Group, Inc.	31,797	4,649,039
	Aflac, Inc.	337,222	21,184,286
*	Alleghany Corp.	3,115	2,068,360
	Allstate Corp.	157,339	18,986,097
	American Equity Investment Life Holding Co.	89,529	3,683,223
	American Financial Group, Inc.	156,083	20,334,493
	American International Group, Inc.	169,239	9,773,552
	American National Group, Inc.	22,561	4,259,291
	Ameris Bancorp	6,370	314,105
	AmeriServ Financial, Inc.	30,968	132,853
*	Arch Capital Group Ltd.	9,282	429,942
	Argo Group International Holdings Ltd.	59,381	3,371,653
	Associated Banc-Corp.	34,231	818,121
	Assurant, Inc.	65,820	10,038,208
	Assured Guaranty Ltd.	122,989	6,554,084
	Atlantic Union Bankshares Corp.	68,946	2,807,481
*	Atlanticus Holdings Corp.	1,664	107,012
	Banc of California, Inc.	6,533	126,218
*	Bancorp, Inc.	14,759	440,113
	Bank of America Corp.	5,929,137	273,570,381
	Bank of New York Mellon Corp.	491,755	29,141,401
	Bank OZK	18,531	868,177
	BankFinancial Corp.	16,687	179,886
	BankUnited, Inc.	42,709	1,783,101
	Banner Corp.	34,593	2,148,571
	Bar Harbor Bankshares	2,733	83,466
	BCB Bancorp, Inc.	1,059	18,003
*	Berkshire Hathaway, Inc., Class B	440,690	137,944,784
	Berkshire Hills Bancorp, Inc.	18,119	536,141
*	Blucora, Inc.	57,127	926,600
	BOK Financial Corp.	26,900	2,758,595
	Brookline Bancorp, Inc.	90,600	1,549,260
	Cadence Bank	52,027	1,621,682
	Capital City Bank Group, Inc.	14,283	395,068
	Capital One Financial Corp.	333,920	48,996,082
	Cathay General Bancorp	85,940	3,881,050
*»	CCUR Holdings, Inc.	3	18,000
	Chemung Financial Corp.	300	13,749
	Chubb Ltd.	64,312	12,687,471
	Cincinnati Financial Corp.	12,284	1,447,424
	Citigroup, Inc.	1,441,183	93,849,837
	Citizens Community Bancorp, Inc.	10,355	149,526
	Citizens Financial Group, Inc.	2,265	116,580

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNA Financial Corp.	51,474	$2,363,171
	CNO Financial Group, Inc.	301,264	7,513,524
	Codorus Valley Bancorp, Inc.	165	3,577
	Columbia Banking System, Inc.	69,936	2,431,675
	Comerica, Inc.	47,590	4,415,400
	Community Financial Corp.	408	16,157
	Community Trust Bancorp, Inc.	18,195	804,037
	Community West Bancshares	400	5,576
	ConnectOne Bancorp, Inc.	38,800	1,241,988
*	Consumer Portfolio Services, Inc.	26,500	314,025
	Cowen, Inc., Class A	3,989	126,372
	Cullen/Frost Bankers, Inc.	500	70,505
*	Customers Bancorp, Inc.	2,290	133,507
	Donegal Group, Inc., Class A	12,386	177,739
*	Donnelley Financial Solutions, Inc.	6,900	256,818
	Eagle Bancorp Montana, Inc.	1,000	22,800
	East West Bancorp, Inc.	87,046	7,515,552
	Employers Holdings, Inc.	27,567	1,077,870
	Equity Bancshares, Inc., Class A	2,393	76,720
	ESSA Bancorp, Inc.	8,217	145,030
	Evans Bancorp, Inc.	1,681	71,577
	Everest Re Group Ltd.	34,913	9,894,344
	FB Financial Corp.	5,150	229,278
	Federal Agricultural Mortgage Corp., Class A	177	20,133
	Federal Agricultural Mortgage Corp., Class C	9,500	1,157,100
	Fifth Third Bancorp	380,432	16,978,680
	Financial Institutions, Inc.	296	9,543
	First American Financial Corp.	71,961	5,361,814
	First BanCorp	149,954	2,181,831
	First BanCorp	17,251	757,491
	First Busey Corp.	27,120	756,106
	First Business Financial Services, Inc.	964	32,468
	First Citizens BancShares, Inc., Class A	12,363	9,631,766
	First Commonwealth Financial Corp.	81,147	1,343,794
	First Financial Bancorp	65,406	1,648,885
	First Financial Corp.	1,147	51,489
	First Financial Northwest, Inc.	25,371	421,412
	First Hawaiian, Inc.	67,992	1,927,573
	First Horizon Corp.	185,460	3,173,221
	First Internet Bancorp	5,329	267,836
#	First Interstate BancSystem, Inc., Class A	7,320	269,010
	First Merchants Corp.	40,115	1,702,079
	First Midwest Bancorp, Inc.	64,235	1,334,161
	First United Corp.	1,266	25,231
	Flagstar Bancorp, Inc.	9,232	417,748
	FNB Corp.	80,914	1,045,409
	Fulton Financial Corp.	140,780	2,527,001
	Global Indemnity Group LLC, Class A	8,282	215,498
	Goldman Sachs Group, Inc.	198,993	70,578,837
	Great Southern Bancorp, Inc.	1,616	95,893
	Great Western Bancorp, Inc.	1,323	40,854
	Guaranty Federal Bancshares, Inc.	1,684	54,898
*	Hallmark Financial Services, Inc.	16,734	71,287
	Hanmi Financial Corp.	3,221	86,580
	Hanover Insurance Group, Inc.	88,829	12,254,849
	Hartford Financial Services Group, Inc.	245,844	17,668,808
	Heartland Financial USA, Inc.	465	24,194
	Hilltop Holdings, Inc.	26,171	864,428
*	HMN Financial, Inc.	3,456	83,808

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	719	$27,933
	Home BancShares, Inc.	49,545	1,167,280
	HomeStreet, Inc.	2,200	107,250
	Hope Bancorp, Inc.	95,411	1,598,134
	Horace Mann Educators Corp.	58,206	2,212,410
	Huntington Bancshares, Inc.	1,172,438	17,656,916
	Independence Holding Co.	500	28,475
	Independent Bank Corp.	614	51,791
	Independent Bank Group, Inc.	40,199	3,051,908
	International Bancshares Corp.	23,718	996,868
	Investors Bancorp, Inc.	81,912	1,336,804
	Investors Title Co.	1,069	213,789
	Janus Henderson Group PLC	11,721	432,505
	JPMorgan Chase & Co.	2,146,505	318,970,643
	Kemper Corp.	40,117	2,406,218
	KeyCorp	526,210	13,186,823
	Lakeland Bancorp, Inc.	56,179	1,063,468
	Landmark Bancorp, Inc.	2,903	82,736
	Lincoln National Corp.	22,300	1,560,554
	Loews Corp.	243,798	14,544,989
	M&T Bank Corp.	35,300	5,979,114
*	MBIA, Inc.	82,267	1,124,590
	Mercantile Bank Corp.	4,422	170,114
	Meridian Corp.	511	18,013
	MetLife, Inc.	318,167	21,336,279
	MGIC Investment Corp.	340,167	5,163,735
#	Middlefield Banc Corp.	452	11,560
	MidWestOne Financial Group, Inc.	346	11,048
	Morgan Stanley	1,127,557	115,619,695
	MVB Financial Corp.	716	28,654
	National Western Life Group, Inc., Class A	900	192,483
	Navient Corp.	61,729	1,075,936
	Nelnet, Inc., Class A	16,900	1,496,157
#	New York Community Bancorp, Inc.	143,245	1,670,237
*	Nicolet Bankshares, Inc.	1,516	141,124
	Northfield Bancorp, Inc.	2,300	36,248
	Northrim BanCorp, Inc.	5,734	251,952
	Northwest Bancshares, Inc.	97,727	1,378,928
	OceanFirst Financial Corp.	5,466	124,078
	OFG Bancorp	34,148	944,875
	Old National Bancorp	66,704	1,222,684
	Old Republic International Corp.	171,727	4,401,363
	OneMain Holdings, Inc.	68,655	3,546,717
	Oppenheimer Holdings, Inc., Class A	3,097	131,282
	Pacific Premier Bancorp, Inc.	3,466	132,575
	PacWest Bancorp	88,630	4,115,091
	Parke Bancorp, Inc.	660	15,985
	Peoples Bancorp of North Carolina, Inc.	275	7,838
	Peoples Bancorp, Inc.	21,145	700,957
	People's United Financial, Inc.	77,200	1,496,136
	Pinnacle Financial Partners, Inc.	13,681	1,323,090
	PNC Financial Services Group, Inc.	158,525	32,654,565
	Popular, Inc.	56,536	5,041,315
*	PRA Group, Inc.	3,923	182,420
	Premier Financial Corp.	21,760	649,536
	Primis Financial Corp.	193	2,868
	Principal Financial Group, Inc.	218,754	15,982,167
*	PROG Holdings, Inc.	57,230	2,278,326
	Prosperity Bancshares, Inc.	39,489	2,892,569

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	4,144	$69,744
	Provident Financial Services, Inc.	64,659	1,562,808
	Prudential Bancorp, Inc.	1,222	17,108
	Prudential Financial, Inc.	220,446	24,595,160
	Radian Group, Inc.	167,314	3,746,160
	Regions Financial Corp.	1,302,555	29,880,612
	Reinsurance Group of America, Inc.	153,566	17,633,984
	Renasant Corp.	44,538	1,638,108
	Riverview Bancorp, Inc.	1,682	12,699
	Safety Insurance Group, Inc.	24,000	1,975,920
	Salisbury Bancorp, Inc.	300	16,662
	Sandy Spring Bancorp, Inc.	10,325	488,476
	SB Financial Group, Inc.	1,184	22,823
	Selective Insurance Group, Inc.	45,200	3,566,280
	Shore Bancshares, Inc.	868	17,134
	Signature Bank	26,062	7,939,267
	Simmons First National Corp., Class A	52,445	1,499,927
	South State Corp.	7,796	658,060
	State Auto Financial Corp.	15,100	780,670
	State Street Corp.	60,004	5,670,378
	Sterling Bancorp	110,271	2,899,025
	Stewart Information Services Corp.	21,171	1,512,245
	Stifel Financial Corp.	110,400	8,268,960
*	SVB Financial Group	72	42,041
	Synchrony Financial	544,549	23,192,342
	Synovus Financial Corp.	113,409	5,643,232
	Territorial Bancorp, Inc.	823	20,361
*	Texas Capital Bancshares, Inc.	22,592	1,416,518
	Timberland Bancorp, Inc.	3,971	110,314
	Tiptree, Inc.	37,071	459,310
	Towne Bank	10,057	315,589
	Travelers Cos., Inc.	168,250	27,959,785
	TriCo Bancshares	854	37,123
	Truist Financial Corp.	345,238	21,687,851
	Trustmark Corp.	53,239	1,734,527
	U.S. Bancorp	5,300	308,407
	UMB Financial Corp.	6,961	685,310
	Umpqua Holdings Corp.	52,732	1,069,405
	United Bankshares, Inc.	24,406	862,264
	United Community Banks, Inc.	9,172	324,597
	United Fire Group, Inc.	15,633	389,887
	United Security Bancshares	8,637	70,737
	Unity Bancorp, Inc.	3,592	106,826
	Universal Insurance Holdings, Inc.	900	15,516
	Univest Financial Corp.	2,256	67,973
	Unum Group	454,906	11,545,514
	Valley National Bancorp	45,155	628,558
	Virtus Investment Partners, Inc.	2,751	719,882
	Voya Financial, Inc.	24,457	1,662,098
	Washington Federal, Inc.	97,887	3,428,003
	Waterstone Financial, Inc.	8,526	174,101
	Webster Financial Corp.	22,479	1,277,032
	Wells Fargo & Co.	1,288,810	69,337,978
	WesBanco, Inc.	34,796	1,234,910
	Western New England Bancorp, Inc.	13,698	124,378
	Wintrust Financial Corp.	47,328	4,641,457
	WSFS Financial Corp.	40,724	2,133,123
	Zions Bancorp NA	121,745	8,256,746
TOTAL FINANCIALS			1,841,417,439

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
HEALTH CARE — (18.3%)
	Abbott Laboratories	915,297	$116,663,756
*	Acadia Healthcare Co., Inc.	68,394	3,600,944
*	Addus HomeCare Corp.	2,044	163,172
*	Allscripts Healthcare Solutions, Inc.	33,823	683,901
*	AMN Healthcare Services, Inc.	3,400	344,556
*	AngioDynamics, Inc.	2,154	46,591
*	Anika Therapeutics, Inc.	14,671	466,538
	Anthem, Inc.	504,640	222,541,194
*	Arena Pharmaceuticals, Inc.	2,796	257,176
*	Artivion, Inc.	17,502	311,536
	Becton Dickinson & Co.	1,171	297,598
*	Biogen, Inc.	3,984	900,384
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,803,488
	Bristol-Myers Squibb Co.	676,465	43,895,814
*	Brookdale Senior Living, Inc.	106,229	561,951
*	Catalent, Inc.	16,700	1,735,631
*	Centene Corp.	102,379	7,960,991
	Cigna Corp.	285,386	65,770,058
#	CONMED Corp.	43,239	5,948,822
	Cooper Cos., Inc.	13,956	5,558,675
*	Covetrus, Inc.	7,558	136,573
*	Cross Country Healthcare, Inc.	33,795	726,930
*	Cumberland Pharmaceuticals, Inc.	23,319	78,352
	CVS Health Corp.	1,510,745	160,909,450
	Danaher Corp.	375,873	107,420,745
*	DaVita, Inc.	68,853	7,461,600
	DENTSPLY SIRONA, Inc.	67,083	3,583,574
*	Elanco Animal Health, Inc.	300	7,812
*	Emergent BioSolutions, Inc.	30,178	1,412,330
*	Envista Holdings Corp.	163,737	7,079,988
#*	Enzo Biochem, Inc.	6,287	20,244
*	Exelixis, Inc.	31,444	569,136
*	FONAR Corp.	1,460	22,674
	Gilead Sciences, Inc.	52,527	3,607,554
*	Globus Medical, Inc., Class A	13,207	881,303
*	Harvard Bioscience, Inc.	16,180	94,168
*	Horizon Therapeutics PLC	45,000	4,199,850
	Humana, Inc.	198,071	77,742,867
*	Integer Holdings Corp.	41,672	3,267,501
*	IntriCon Corp.	8,135	119,015
*	Jazz Pharmaceuticals PLC	44,811	6,224,696
*	Kewaunee Scientific Corp.	1,631	23,894
*	Laboratory Corp. of America Holdings	9,871	2,678,595
*	LHC Group, Inc.	30,318	3,762,464
*	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	141,968
	Medtronic PLC	814,175	84,258,971
*	Meridian Bioscience, Inc.	37,500	781,875
*	Merit Medical Systems, Inc.	27,130	1,504,358
*	ModivCare, Inc.	9,300	1,078,149
*	Molina Healthcare, Inc.	18,941	5,501,982
*	Myriad Genetics, Inc.	1,987	52,238
	National HealthCare Corp.	6,880	449,952
*	Natus Medical, Inc.	16,198	373,202
*	NuVasive, Inc.	4,355	226,503
#*	Omnicell, Inc.	35,405	5,315,707
#*	OraSure Technologies, Inc.	69,400	614,190
	Patterson Cos., Inc.	12,992	372,740
	PerkinElmer, Inc.	76,500	13,171,005

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. PLC	36,061	$1,372,842
	Pfizer, Inc.	3,696,959	194,792,770
	Premier, Inc., Class A	13,070	499,535
*	Prestige Consumer Healthcare, Inc.	111,489	6,293,554
	Quest Diagnostics, Inc.	20,299	2,740,771
	Select Medical Holdings Corp.	124,004	2,880,613
	STERIS PLC	200	44,880
*	Supernus Pharmaceuticals, Inc.	523	16,134
#*	Surgalign Holdings, Inc.	46,665	32,199
*	Surmodics, Inc.	5,593	255,488
*	Syneos Health, Inc.	37,367	3,383,955
*	Taro Pharmaceutical Industries Ltd.	3,478	162,840
	Teleflex, Inc.	19,840	6,154,170
	Thermo Fisher Scientific, Inc.	435,609	253,219,512
*	Triple-S Management Corp.	21,741	782,459
*	United Therapeutics Corp.	16,900	3,411,603
	UnitedHealth Group, Inc.	91,816	43,389,487
	Universal Health Services, Inc., Class B	38,927	5,062,846
*	Vanda Pharmaceuticals, Inc.	700	10,612
#*	Varex Imaging Corp.	5,400	140,940
	Viatris, Inc.	573,585	8,586,567
	Zimmer Biomet Holdings, Inc.	34,405	4,232,503
TOTAL HEALTH CARE			1,524,853,211
INDUSTRIALS — (13.6%)
*	AAR Corp.	35,596	1,433,451
	ABM Industries, Inc.	76,400	3,185,116
	Acme United Corp.	1,030	33,990
	Acuity Brands, Inc.	32,822	6,286,398
	AECOM	22,080	1,526,390
*	AeroVironment, Inc.	35,065	1,995,900
	AGCO Corp.	73,273	8,587,596
	Air Lease Corp.	74,037	2,947,413
*	Air Transport Services Group, Inc.	21,308	572,120
	Alamo Group, Inc.	22,751	3,204,478
*	Alaska Air Group, Inc.	107,462	5,882,470
	Albany International Corp., Class A	20,551	1,720,324
*	Allegiant Travel Co.	5,054	902,948
	Allied Motion Technologies, Inc.	2,187	78,404
	Altra Industrial Motion Corp.	15,484	747,568
	AMERCO	29,431	17,922,007
#*	Ameresco, Inc., Class A	981	49,648
*	American Woodmark Corp.	17,504	1,049,015
	Apogee Enterprises, Inc.	36,374	1,624,099
	Applied Industrial Technologies, Inc.	11,718	1,148,130
	ArcBest Corp.	12,135	1,073,219
	Arcosa, Inc.	61,271	2,858,905
	Argan, Inc.	14,321	532,025
*	ASGN, Inc.	55,051	6,323,708
	Astec Industries, Inc.	22,925	1,450,923
*	Atlas Air Worldwide Holdings, Inc.	29,094	2,337,121
	AZZ, Inc.	19,600	932,568
	Barnes Group, Inc.	52,200	2,357,874
*	Beacon Roofing Supply, Inc.	32,799	1,799,681
	Boise Cascade Co.	43,464	3,052,042
	Brady Corp., Class A	55,500	2,881,560
*	Builders FirstSource, Inc.	97,217	6,609,784
*	CACI International, Inc., Class A	27,304	6,756,648
	Carlisle Cos., Inc.	42,219	9,433,413

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carrier Global Corp.	245,098	$11,686,273
*	CBIZ, Inc.	39,049	1,508,463
*	CECO Environmental Corp.	3,773	23,808
*	Chart Industries, Inc.	23,620	2,878,569
	Chicago Rivet & Machine Co.	700	18,375
*	CIRCOR International, Inc.	6,849	190,197
*	Clean Harbors, Inc.	40,519	3,750,033
*	Colfax Corp.	17,646	725,604
	Columbus McKinnon Corp.	17,542	759,218
	Comfort Systems USA, Inc.	44,560	4,000,597
*	Commercial Vehicle Group, Inc.	15,404	119,227
	CompX International, Inc.	500	11,285
#*	Copa Holdings SA, Class A	26,279	2,196,399
*	Covenant Logistics Group, Inc.	7,080	153,778
	CRA International, Inc.	7,613	647,562
	Crane Co.	17,597	1,821,465
	CSW Industrials, Inc.	300	33,300
	CSX Corp.	3,024,000	103,481,280
	Cummins, Inc.	1,500	331,320
	Curtiss-Wright Corp.	46,353	6,155,215
	Deere & Co.	12,600	4,742,640
	Douglas Dynamics, Inc.	14,892	544,005
*	Ducommun, Inc.	12,645	553,219
*	DXP Enterprises, Inc.	16,202	462,567
*	Dycom Industries, Inc.	8,097	682,496
	Eastern Co.	10,193	243,307
	Eaton Corp. PLC	265,270	42,026,726
	EMCOR Group, Inc.	63,171	7,530,615
	Encore Wire Corp.	24,066	2,711,998
	Enerpac Tool Group Corp.	21,000	374,850
	EnerSys	44,939	3,367,279
	Ennis, Inc.	30,835	583,707
	ESCO Technologies, Inc.	29,848	2,381,273
	Espey Manufacturing & Electronics Corp.	1,671	21,807
	Federal Signal Corp.	71,923	2,806,435
	FedEx Corp.	144,562	35,542,013
	Flowserve Corp.	52,147	1,701,035
	Fortune Brands Home & Security, Inc.	123,726	11,651,277
	Forward Air Corp.	5,747	610,906
*	Franklin Covey Co.	3,046	142,583
	Franklin Electric Co., Inc.	21,158	1,836,514
#*	FTI Consulting, Inc.	43,936	6,406,308
	GATX Corp.	65,445	6,835,730
*	Gencor Industries, Inc.	13,149	147,006
	General Dynamics Corp.	13,527	2,869,077
	General Electric Co.	64,158	6,061,648
*	Gibraltar Industries, Inc.	34,903	1,912,684
	Gorman-Rupp Co.	22,062	884,907
*	Great Lakes Dredge & Dock Corp.	69,820	955,836
#	Greenbrier Cos., Inc.	23,651	954,554
	Griffon Corp.	40,152	899,003
*	GXO Logistics, Inc.	103,005	8,365,036
*	Hawaiian Holdings, Inc.	12,054	206,123
	Heartland Express, Inc.	13,705	205,027
	Heidrick & Struggles International, Inc.	18,634	815,610
	Herc Holdings, Inc.	1,679	269,396
*	Heritage-Crystal Clean, Inc.	7,665	219,296
	Hillenbrand, Inc.	15,748	731,967
	Howmet Aerospace, Inc.	222,905	6,930,116

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	1,944	$147,200
	Hubbell, Inc.	17,724	3,319,528
	Hurco Cos., Inc.	7,910	254,781
*	Huron Consulting Group, Inc.	37,539	1,656,221
	Hyster-Yale Materials Handling, Inc.	12,246	549,723
	ICF International, Inc.	31,660	2,988,387
	Ingersoll Rand, Inc.	193,247	10,862,414
	Insteel Industries, Inc.	17,578	664,976
	Interface, Inc.	9,774	129,603
	ITT, Inc.	92,819	8,531,923
*	JELD-WEN Holding, Inc.	4,547	107,309
*	JetBlue Airways Corp.	324,893	4,753,185
	Kadant, Inc.	10,486	2,191,364
	Kaman Corp.	14,056	561,818
*	KAR Auction Services, Inc.	18,100	257,382
	KBR, Inc.	105,229	4,566,939
	Kennametal, Inc.	49,746	1,719,719
	Kimball International, Inc., Class B	38,632	379,366
	Knight-Swift Transportation Holdings, Inc.	84,110	4,758,944
	Korn Ferry	63,010	4,182,604
*	Kratos Defense & Security Solutions, Inc.	2,711	45,436
	L3Harris Technologies, Inc.	127,356	26,654,337
*	Lawson Products, Inc.	8,847	430,495
*	LB Foster Co., Class A	4,904	74,149
	LSI Industries, Inc.	15,841	117,857
	ManpowerGroup, Inc.	57,319	6,011,044
	ManTech International Corp., Class A	30,048	2,170,668
	Marten Transport Ltd.	119,454	1,993,687
*	Masonite International Corp.	19,500	1,935,180
*	MasTec, Inc.	63,539	5,472,614
*	Matrix Service Co.	17,846	129,562
	Matson, Inc.	62,316	6,085,781
	Matthews International Corp., Class A	4,487	157,583
	McGrath RentCorp	22,452	1,711,067
*	Mercury Systems, Inc.	2,055	116,971
*	Middleby Corp.	6,600	1,222,320
	Miller Industries, Inc.	20,099	632,516
	MillerKnoll, Inc.	26,278	1,014,856
	Moog, Inc., Class A	35,839	2,732,365
*	MRC Global, Inc.	85,594	634,252
	MSC Industrial Direct Co., Inc., Class A	3,500	285,740
	Mueller Industries, Inc.	44,012	2,273,660
	Mueller Water Products, Inc., Class A	72,387	930,173
*	MYR Group, Inc.	19,582	1,841,295
	National Presto Industries, Inc.	5,471	449,990
	Nielsen Holdings PLC	17,000	320,620
	NL Industries, Inc.	100	650
*	NN, Inc.	9,957	37,936
	Norfolk Southern Corp.	545,229	148,296,836
	Northrop Grumman Corp.	1,171	433,153
*	Northwest Pipe Co.	5,286	149,964
	nVent Electric PLC	141,034	4,878,366
	Oshkosh Corp.	76,335	8,687,686
	Owens Corning	149,300	13,242,910
	PACCAR, Inc.	165,276	15,369,015
*	PAM Transportation Services, Inc.	12,898	900,667
#	Park Aerospace Corp.	9,330	126,235
	Park-Ohio Holdings Corp.	2,542	51,450
	Pentair PLC	75,472	4,807,566

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	8,900	$78,765
*	PGT Innovations, Inc.	49,980	949,120
#	Powell Industries, Inc.	5,719	170,769
	Preformed Line Products Co.	400	24,256
	Primoris Services Corp.	34,000	874,480
*	Quad/Graphics, Inc.	6,491	28,820
	Quanex Building Products Corp.	30,731	669,629
	Quanta Services, Inc.	168,307	17,288,495
*	Radiant Logistics, Inc.	42,044	261,093
	Raytheon Technologies Corp.	360,043	32,472,278
*	RCM Technologies, Inc.	15,245	104,581
	Regal Rexnord Corp.	37,679	5,971,368
	Republic Services, Inc.	429,755	54,862,523
*	Resideo Technologies, Inc.	10,125	250,898
	Resources Connection, Inc.	31,255	544,775
	Rush Enterprises, Inc., Class A	50,254	2,654,416
	Rush Enterprises, Inc., Class B	27,783	1,409,709
	Ryder System, Inc.	89,844	6,575,682
*	Saia, Inc.	29,325	8,336,511
	Schneider National, Inc., Class B	9,398	240,589
	Science Applications International Corp.	30,919	2,536,286
*	Sensata Technologies Holding PLC	88,061	5,051,179
	Shyft Group, Inc.	33,020	1,384,859
*	SIFCO Industries, Inc.	4,527	27,610
	Simpson Manufacturing Co., Inc.	37,725	4,255,003
*	SkyWest, Inc.	57,460	2,192,099
	Snap-on, Inc.	38,115	7,937,449
*	Southwest Airlines Co.	531,263	23,779,332
	SPX FLOW, Inc.	15,945	1,374,459
	Standex International Corp.	22,341	2,219,578
	Stanley Black & Decker, Inc.	129,900	22,687,035
	Steelcase, Inc., Class A	100,669	1,242,255
*	Stericycle, Inc.	33,600	1,973,664
*	Sterling Construction Co., Inc.	29,900	759,759
	Terex Corp.	42,936	1,791,290
	Tetra Tech, Inc.	57,122	7,950,811
	Textainer Group Holdings Ltd.	10,800	397,224
	Textron, Inc.	77,944	5,304,869
*	Thermon Group Holdings, Inc.	5,700	97,755
	Timken Co.	40,125	2,680,350
*	Titan International, Inc.	18,000	175,500
*	Titan Machinery, Inc.	17,783	547,716
	Trane Technologies PLC	213,109	36,889,168
*	Transcat, Inc.	7,700	730,807
#	Trinity Industries, Inc.	120,734	3,468,688
	Triton International Ltd.	28,853	1,743,298
*	Twin Disc, Inc.	6,900	79,419
	UFP Industries, Inc.	95,400	7,618,644
*	Ultralife Corp.	3,309	17,703
	UniFirst Corp.	18,705	3,555,633
	Union Pacific Corp.	258,814	63,292,964
*	United Airlines Holdings, Inc.	138,905	5,956,246
*	United Rentals, Inc.	51,618	16,523,954
*	Univar Solutions, Inc.	77,916	2,064,774
*	USA Truck, Inc.	7,482	141,185
	Valmont Industries, Inc.	10,420	2,263,537
*	Vectrus, Inc.	11,269	518,487
*	Veritiv Corp.	9,937	924,936
*	Viad Corp.	11,081	417,421

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Virco Mfg. Corp.	12,601	$37,803
	VSE Corp.	6,244	322,066
	Wabash National Corp.	23,800	466,956
	Watts Water Technologies, Inc., Class A	29,209	4,475,111
	Werner Enterprises, Inc.	51,539	2,298,124
*	WESCO International, Inc.	55,106	6,716,870
#*	Willdan Group, Inc.	7,100	223,366
*	Willis Lease Finance Corp.	6,713	240,124
*	WillScot Mobile Mini Holdings Corp.	130,978	4,851,425
	Woodward, Inc.	14,712	1,622,292
*	XPO Logistics, Inc.	103,005	6,815,841
	Zurn Water Solutions Corp.	66,378	2,027,184
TOTAL INDUSTRIALS			1,137,424,383
INFORMATION TECHNOLOGY — (8.3%)
*	ACI Worldwide, Inc.	2,971	102,113
	Advanced Energy Industries, Inc.	3,570	307,663
*	Agilysys, Inc.	400	15,224
*	Alithya Group, Inc., Class A	11,334	27,768
	Alliance Data Systems Corp.	4,964	342,715
*	Alpha & Omega Semiconductor Ltd.	20,661	930,365
	Amdocs Ltd.	99,072	7,518,574
	Amkor Technology, Inc.	1,400	30,828
	Analog Devices, Inc.	24,652	4,042,188
*	Arrow Electronics, Inc.	171,470	21,262,280
*	AstroNova, Inc.	6,285	86,356
	Avnet, Inc.	27,420	1,106,671
*	Aware, Inc.	14,326	41,402
*	Axcelis Technologies, Inc.	31,733	1,986,803
*	AXT, Inc.	24,921	186,658
	Azenta, Inc.	52,147	4,398,078
	Bel Fuse, Inc., Class A	3,574	56,398
	Bel Fuse, Inc., Class B	7,655	95,075
	Belden, Inc.	2,684	150,170
	Benchmark Electronics, Inc.	62,063	1,498,201
#*	BM Technologies, Inc.	352	3,323
*	CalAmp Corp.	6,602	39,216
*	Calix, Inc.	5,463	274,680
#*	Cerence, Inc.	24,487	1,554,680
*	Ciena Corp.	133,800	8,872,278
*	Cirrus Logic, Inc.	66,501	5,947,849
	Cisco Systems, Inc.	249,547	13,892,281
	CMC Materials, Inc.	13,809	2,497,772
*	Cognyte Software Ltd.	44,826	486,362
*	Coherent, Inc.	14,758	3,814,648
*	Cohu, Inc.	20,008	659,864
	Comtech Telecommunications Corp.	12,994	264,168
	Concentrix Corp.	55,899	11,235,140
*	Conduent, Inc.	481	2,275
	Corning, Inc.	785,955	33,041,548
*	CSP, Inc.	2,414	19,795
	CTS Corp.	66,936	2,245,703
*	CyberOptics Corp.	3,281	123,234
*	Daktronics, Inc.	40,433	198,122
*	Digi International, Inc.	25,438	568,285
*	Diodes, Inc.	48,570	4,506,810
*	DXC Technology Co.	228,936	6,886,395
*	EMCORE Corp.	744	4,323
*	ePlus, Inc.	34,980	1,608,031

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	41,355	$4,679,732
	Fidelity National Information Services, Inc.	198,899	23,851,968
#*	First Solar, Inc.	30,266	2,372,249
*	Fiserv, Inc.	10,815	1,143,145
*	Flex Ltd.	467,295	7,560,833
*	FormFactor, Inc.	83,395	3,564,302
*	Frequency Electronics, Inc.	7,390	67,175
	Global Payments, Inc.	76,846	11,517,678
*	GSI Technology, Inc.	2,491	11,010
	Hackett Group, Inc.	18,000	344,520
*	Harmonic, Inc.	82,383	886,441
	Hewlett Packard Enterprise Co.	894,616	14,609,079
*	Ichor Holdings Ltd.	14,000	593,880
#*	II-VI, Inc.	548	34,743
*	Insight Enterprises, Inc.	42,100	3,963,715
	Intel Corp.	4,073,898	198,887,700
	InterDigital, Inc.	21,111	1,457,292
	International Business Machines Corp.	3,287	439,045
*	Itron, Inc.	25,301	1,568,662
	Jabil, Inc.	156,633	9,631,363
	Juniper Networks, Inc.	195,414	6,804,315
*	Key Tronic Corp.	17,623	107,853
*	Kimball Electronics, Inc.	23,443	463,937
*	Knowles Corp.	99,915	2,119,197
	Kulicke & Soffa Industries, Inc.	74,988	4,101,094
*	KVH Industries, Inc.	9,596	86,364
*	Kyndryl Holdings, Inc.	657	11,090
*	Lattice Semiconductor Corp.	121	6,682
#*	Limelight Networks, Inc.	52,504	224,192
	Littelfuse, Inc.	6,880	1,857,394
*	LiveRamp Holdings, Inc.	7,769	346,886
#*	Lumentum Holdings, Inc.	51,495	5,225,713
	Marvell Technology, Inc.	166,418	11,882,245
	Methode Electronics, Inc.	72,016	3,170,864
	Micron Technology, Inc.	878,203	72,249,761
	MKS Instruments, Inc.	62,405	9,693,369
*	NETGEAR, Inc.	26,028	720,195
*	ON Semiconductor Corp.	379,816	22,409,144
*	Onto Innovation, Inc.	41,970	3,841,934
*	Optical Cable Corp.	10,474	49,071
*	OSI Systems, Inc.	19,200	1,592,448
#*	PAR Technology Corp.	1,194	44,775
	PC Connection, Inc.	35,467	1,537,494
*	Perficient, Inc.	28,300	2,966,406
*	Photronics, Inc.	79,712	1,425,251
*	Plexus Corp.	35,152	2,724,983
*	Qorvo, Inc.	95,832	13,155,817
*	Rambus, Inc.	9,315	235,204
	Richardson Electronics Ltd.	15,464	196,393
*	Rogers Corp.	10,243	2,795,827
*	salesforce.com, Inc.	43,137	10,034,960
*	Sanmina Corp.	39,846	1,506,976
*	ScanSource, Inc.	21,541	671,648
	SS&C Technologies Holdings, Inc.	51,586	4,120,174
*	Synaptics, Inc.	38,700	8,140,545
	TD SYNNEX Corp.	55,899	5,845,358
	TE Connectivity Ltd.	197,255	28,209,438
*	Teledyne Technologies, Inc.	1,973	831,481
*	TESSCO Technologies, Inc.	8,689	49,093

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TTM Technologies, Inc.	72,684	$978,327
*	Ultra Clean Holdings, Inc.	39,982	2,015,892
*	Verint Systems, Inc.	44,826	2,300,919
*	Viasat, Inc.	22,743	1,001,147
*	Viavi Solutions, Inc.	16,203	266,701
	Vishay Intertechnology, Inc.	151,731	3,142,349
*	Vishay Precision Group, Inc.	16,480	527,854
*	Vonage Holdings Corp.	85,934	1,790,865
*	Western Digital Corp.	215,907	11,171,028
#*	Wolfspeed, Inc.	13,400	1,262,816
	Xerox Holdings Corp.	128,558	2,713,859
	Xperi Holding Corp.	63,080	1,064,160
TOTAL INFORMATION TECHNOLOGY			689,808,332
MATERIALS — (3.9%)
	AdvanSix, Inc.	19,500	820,755
	Air Products & Chemicals, Inc.	1,519	428,540
	Albemarle Corp.	92,334	20,381,807
	Alcoa Corp.	43,626	2,474,030
	Amcor PLC	213,649	2,565,925
*	Arconic Corp.	64,458	1,993,686
	Ashland Global Holdings, Inc.	112,560	10,810,262
	Avient Corp.	1,985	98,793
*	Berry Global Group, Inc.	8,100	546,102
	Cabot Corp.	46,280	2,544,937
#	Carpenter Technology Corp.	40,452	1,161,781
*	Century Aluminum Co.	2,522	38,687
	Chemours Co.	7,630	249,577
*	Clearwater Paper Corp.	895	28,300
	Commercial Metals Co.	88,897	2,972,716
	Compass Minerals International, Inc.	1,657	88,484
*	Core Molding Technologies, Inc.	11,847	94,894
	Corteva, Inc.	3,686	177,223
	Dow, Inc.	163,118	9,743,038
	DuPont de Nemours, Inc.	1,750	134,050
	Eastman Chemical Co.	62,099	7,385,434
	Ecovyst, Inc.	2,829	28,941
	Element Solutions, Inc.	90,367	2,027,835
	Fortitude Gold Corp.	15,228	97,459
	Freeport-McMoRan, Inc.	2,100	78,162
	Friedman Industries, Inc.	3,048	28,926
	FutureFuel Corp.	6,104	47,611
	Glatfelter Corp.	43,300	751,688
#	Gold Resource Corp.	53,300	87,412
	Graphic Packaging Holding Co.	204,980	3,876,172
	Greif, Inc., Class A	21,053	1,245,495
	Greif, Inc., Class B	400	23,760
	Hawkins, Inc.	21,618	806,784
	Haynes International, Inc.	10,047	377,968
	HB Fuller Co.	57,208	4,105,818
	Hecla Mining Co.	73,348	363,806
	Huntsman Corp.	188,589	6,757,144
	Innospec, Inc.	24,133	2,243,404
	International Flavors & Fragrances, Inc.	14,118	1,862,447
	International Paper Co.	237,550	11,461,788
	Kaiser Aluminum Corp.	27,181	2,602,581
*	Kraton Corp.	18,082	838,643
	Kronos Worldwide, Inc.	2,217	31,814
	Linde PLC	136,147	43,387,326

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Louisiana-Pacific Corp.	173,457	$11,524,483
*	LSB Industries, Inc.	2,285	22,210
	LyondellBasell Industries NV, Class A	23,284	2,252,261
	Martin Marietta Materials, Inc.	23,633	9,196,073
	Materion Corp.	19,190	1,589,892
	Mercer International, Inc.	21,725	263,959
	Minerals Technologies, Inc.	34,280	2,398,572
	Myers Industries, Inc.	22,700	410,189
	Neenah, Inc.	7,684	354,232
	Newmont Corp.	459,017	28,078,070
	Northern Technologies International Corp.	6,070	81,945
	Nucor Corp.	164,456	16,675,838
	Olin Corp.	107,501	5,447,076
#	Olympic Steel, Inc.	9,986	212,602
	Packaging Corp. of America	15,471	2,330,397
*	Rayonier Advanced Materials, Inc.	3,100	19,313
	Reliance Steel & Aluminum Co.	93,801	14,340,297
	Resolute Forest Products, Inc.	46,500	633,330
	Royal Gold, Inc.	28,500	2,894,175
	Ryerson Holding Corp.	10,600	217,300
	Schnitzer Steel Industries, Inc., Class A	400	15,656
	Schweitzer-Mauduit International, Inc.	31,500	953,505
	Sensient Technologies Corp.	38,101	3,228,679
	Silgan Holdings, Inc.	5,100	228,378
	Sonoco Products Co.	80,873	4,580,647
	Steel Dynamics, Inc.	215,469	11,962,839
	Stepan Co.	22,152	2,440,264
*	Summit Materials, Inc., Class A	95,498	3,395,909
*	Sylvamo Corp.	21,595	643,315
*	Synalloy Corp.	1,028	17,126
*	TimkenSteel Corp.	20,188	283,238
*	Trecora Resources	10,776	90,195
	Tredegar Corp.	26,545	311,904
	TriMas Corp.	10,200	354,552
	Trinseo PLC	29,519	1,580,447
	Tronox Holdings PLC, Class A	64,513	1,464,445
*	UFP Technologies, Inc.	339	24,055
	United States Lime & Minerals, Inc.	2,500	316,225
*	Universal Stainless & Alloy Products, Inc.	6,269	54,854
	Valvoline, Inc.	171,918	5,662,979
	Verso Corp., Class A	2,361	63,464
	Vulcan Materials Co.	58,246	11,084,796
	Westlake Chemical Corp.	158,152	15,601,695
	WestRock Co.	162,029	7,479,259
	Worthington Industries, Inc.	47,320	2,563,798
TOTAL MATERIALS			321,216,443
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	9,044,494
	Indus Realty Trust, Inc.	1,526	119,867
*	Jones Lang LaSalle, Inc.	40,739	10,216,934
	Kennedy-Wilson Holdings, Inc.	96,704	2,171,972
	Newmark Group, Inc., Class A	28,647	438,585
*	Rafael Holdings, Inc., Class B	550	2,277
	RE/MAX Holdings, Inc., Class A	3,800	113,088
	St. Joe Co.	40,700	1,974,357
*	Stratus Properties, Inc.	3,069	112,448
#*	Zillow Group, Inc., Class A	26,110	1,301,845

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
#* Zillow Group, Inc., Class C	64,720	$3,267,065
TOTAL REAL ESTATE		28,762,932
UTILITIES — (0.1%)
Macquarie Infrastructure Holdings LLC	16,662	60,150
MDU Resources Group, Inc.	134,867	3,961,044
New Jersey Resources Corp.	46,254	1,859,873
NRG Energy, Inc.	55,469	2,214,877
# Ormat Technologies, Inc.	21,734	1,481,390
Vistra Corp.	26,700	582,327
TOTAL UTILITIES		10,159,661
TOTAL COMMON STOCKS		8,280,780,135
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	11,314	344,850
TOTAL INVESTMENT SECURITIES (Cost $3,352,857,697)		8,281,124,985

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	20,845,556	20,845,556
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	3,247,952	37,575,560
TOTAL INVESTMENTS — (100.0%)
(Cost $3,411,275,599)^^			$8,339,546,101
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$997,869,671	$432,000	—	$998,301,671
Consumer Discretionary	569,324,077	—	$5,862	569,329,939
Consumer Staples	534,648,545	14,069	—	534,662,614
Energy	624,843,510	—	—	624,843,510
Financials	1,841,399,439	18,000	—	1,841,417,439
Health Care	1,524,853,211	—	—	1,524,853,211
Industrials	1,137,424,383	—	—	1,137,424,383
Information Technology	689,808,332	—	—	689,808,332
Materials	321,216,443	—	—	321,216,443
Real Estate	28,762,932	—	—	28,762,932
Utilities	10,159,661	—	—	10,159,661
Preferred Stocks
Industrials	344,850	—	—	344,850
Temporary Cash Investments	20,845,556	—	—	20,845,556
Securities Lending Collateral	—	37,575,560	—	37,575,560
TOTAL	$8,301,500,610	$38,039,629	$5,862^	$8,339,546,101

Tax-Managed U.S. Marketwide Value Portfolio II
CONTINUED
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$77,053,156
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$77,053,156
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (9.8%)
	Cooperatieve Rabobank UA
	1.375%, 01/10/25	1,250	$1,238,147
	European Investment Bank
	3.125%, 12/14/23	750	776,745
	Inter-American Development Bank
	0.250%, 11/15/23	300	294,937
	National Australia Bank Ltd.
	1.388%, 01/12/25	2,000	1,980,075
	Nordic Investment Bank
	0.375%, 09/20/24	450	437,116
	Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	300	293,103
	Province of Alberta Canada
	3.350%, 11/01/23	2,447	2,536,290
	Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	261	253,884
	Svensk Exportkredit AB
	1.750%, 12/12/23	1,500	1,513,278
	0.375%, 07/30/24	1,000	975,404
	Svenska Handelsbanken AB
	3.900%, 11/20/23	1,150	1,202,590
	Swedbank AB
Ω	0.600%, 09/25/23	822	810,830
	Westpac Banking Corp.
	1.019%, 11/18/24	800	786,289
	TOTAL BONDS		13,098,688
CERTIFICATES OF DEPOSIT — (4.9%)
	Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	1,000	999,756
(r)	0.200%, 09/27/22	500	499,834
	Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	500	500,028
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	1,000	1,000,150
(r)	0.200%, 08/19/22	1,500	1,499,775
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	500	500,149
		Face Amount	Value†
		(000)

Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	500	$499,769
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.210%, 04/19/22	1,000	1,000,234
TOTAL CERTIFICATES OF DEPOSIT			6,499,695
U.S. TREASURY OBLIGATIONS — (58.0%)
U.S. Treasury Notes
	0.125%, 08/15/23	2,550	2,514,041
#	0.125%, 08/31/23	9,450	9,311,572
	0.125%, 09/15/23	9,440	9,297,663
#	0.250%, 09/30/23	9,350	9,222,898
	0.125%, 10/15/23	9,250	9,097,519
#	0.375%, 10/31/23	9,400	9,279,930
	1.625%, 10/31/23	500	504,395
#	0.250%, 11/15/23	9,250	9,106,914
	0.500%, 11/30/23	5,400	5,336,508
	0.125%, 12/15/23	600	588,680
#	2.625%, 12/31/23	300	308,262
	0.375%, 09/15/24	3,150	3,073,957
#	0.625%, 10/15/24	485	475,944
#	1.000%, 12/15/24	9,100	9,006,867
TOTAL U.S. TREASURY OBLIGATIONS			77,125,150
TOTAL INVESTMENT SECURITIES (Cost $97,730,232)			96,723,533

		Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	612,017	612,017
SECURITIES LENDING COLLATERAL — (26.8%)
@§	The DFA Short Term Investment Fund	3,078,902	35,619,817
TOTAL INVESTMENTS — (100.0%)
(Cost $133,958,987)^^			$132,955,367

DFA Two-Year Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$13,098,688	—	$13,098,688
Certificates of Deposit	—	6,499,695	—	6,499,695
U.S. Treasury Obligations	—	77,125,150	—	77,125,150
Temporary Cash Investments	$612,017	—	—	612,017
Securities Lending Collateral	—	35,619,817	—	35,619,817
TOTAL	$612,017	$132,343,350	—	$132,955,367

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Notes
0.125%, 08/15/23	13,300	$13,112,449
0.125%, 08/31/23	16,600	16,356,836
0.125%, 09/15/23	16,575	16,325,080
0.250%, 09/30/23	16,500	16,275,703
0.125%, 10/15/23	16,600	16,326,359
0.375%, 10/31/23	16,500	16,289,238
0.250%, 11/15/23	16,600	16,343,219
0.500%, 11/30/23	2,400	2,371,781
2.125%, 11/30/23	8,425	8,574,412
0.125%, 12/15/23	500	490,567
2.625%, 12/31/23	1,800	1,849,570
0.125%, 01/15/24	4,100	4,016,879
0.750%, 11/15/24	500	491,719
1.000%, 12/15/24	16,750	16,578,574
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.274%, 04/30/23	3,775	3,778,680
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r) 0.275%, 10/31/23	1,000	1,001,302
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.289%, 01/31/23	4,350	4,353,959
US TREASURY N/B 01/25 1.125
1.125%, 01/15/25	15,100	14,989,110
TOTAL U.S. TREASURY OBLIGATIONS Cost ($171,109,229)		169,525,437

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.025%	566,933	566,933
TOTAL INVESTMENTS — (100.0%)
(Cost $171,676,162)^^		$170,092,370
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$169,525,437	—	$169,525,437
Temporary Cash Investments	$566,933	—	—	566,933
TOTAL	$566,933	$169,525,437	—	$170,092,370

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	143,003,961	$4,474,593,921
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	116,963,305	1,828,136,453
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	43,167,090	1,492,286,313
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	31,209,709	778,058,055
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,088,334	194,890,892
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	10,432,988	46,739,786
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,371,696,406)^^		$8,814,705,420
Summary of the Global Fund's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,814,705,420	—	—	$8,814,705,420
TOTAL	$8,814,705,420	—	—	$8,814,705,420

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	42,750,467	$1,337,662,121
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	69,450,445	654,223,192
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	35,755,876	558,864,337
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	13,059,261	451,458,655
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	40,840,913	436,997,765
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,937,108	222,802,107
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,673,728	217,901,092
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	21,052,593	214,736,452
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,384,620	109,251,595
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	10,855,929	106,713,778
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,321,141	62,978,793
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,943,741	17,667,961
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,956,501,039)^^		$4,391,257,848
Summary of the Global Fund's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,391,257,848	—	—	$4,391,257,848
TOTAL	$4,391,257,848	—	—	$4,391,257,848

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	31,189,828	$306,596,015
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	28,653,833	306,596,009
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,043,753	126,529,034
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,720,738	113,631,215
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	3,314,799	51,810,315
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,221,969	42,243,474
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	4,155,219	40,845,799
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	883,748	22,031,827
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	100,950	4,812,299
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	372,497	1,668,787
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $861,889,028)^^		$1,016,764,774
Summary of the Global Fund's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,016,764,774	—	—	$1,016,764,774
TOTAL	$1,016,764,774	—	—	$1,016,764,774

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2022, the Fund consisted of eleven portfolios (the "Portfolios"), of which four are "Stand-alone Funds", four are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,045,838
U.S. Large Cap Value Portfolio III	2,146,834
DFA International Value Portfolio	7,407,253
DFA International Value Portfolio III	2,707,336
Tax-Managed U.S. Marketwide Value Portfolio II	3,408,101
Emerging Markets Portfolio II	17,964
DFA Two-Year Fixed Income Portfolio	133,959
DFA Two-Year Government Portfolio	171,676
Global Equity Portfolio	4,537,635
Global Allocation 60/40 Portfolio	2,996,201
Global Allocation 25/75 Portfolio	872,130
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.